Income taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ 1,937	$ 2,527
Change through equity	(278)	(740)
Change through profit or loss	(381)	204
Exchange rate differences	83	(49)
Acquisitions/ disposals	(331)
Other components of deferred tax expense (income)	3	(5)
Net deferred asset (liability) at ending of period	1,033	1,937
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,472	2,011	$ 2,579
Deferred tax liabilities	(439)	(74)	$ (52)
Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(19)	(68)
Change through equity	(2)	45
Change through profit or loss		(1)
Exchange rate differences	5	5
Net deferred asset (liability) at ending of period	(16)	(19)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	974	1,362
Change through profit or loss	2	(372)
Exchange rate differences	11	(16)
Net deferred asset (liability) at ending of period	987	974
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,614	1,269
Change through equity	(10)	17
Change through profit or loss	(211)	396
Exchange rate differences	101	(68)
Acquisitions/ disposals	10
Net deferred asset (liability) at ending of period	1,504	1,614
Business realignment charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	11	9
Change through profit or loss	1	2
Net deferred asset (liability) at ending of period	12	11
Tax loss and tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	242	204
Change through profit or loss	67	40
Exchange rate differences	2	(2)
Acquisitions/ disposals	8
Other components of deferred tax expense (income)	3
Net deferred asset (liability) at ending of period	322	242
Deferred (income) expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	110	(104)
Change through equity	(1)	6
Change through profit or loss	(126)	205
Exchange rate differences	23	3
Net deferred asset (liability) at ending of period	6	110
Premises and equipment and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(836)	(784)
Change through profit or loss	4	(82)
Exchange rate differences	(57)	30
Acquisitions/ disposals	(345)
Net deferred asset (liability) at ending of period	(1,234)	(836)
Pension and post employment related [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(163)	592
Change through equity	(287)	(796)
Change through profit or loss	19	45
Exchange rate differences	4	(4)
Acquisitions/ disposals	(8)
Net deferred asset (liability) at ending of period	(435)	(163)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	4	47
Change through equity	22	(12)
Change through profit or loss	(137)	(29)
Exchange rate differences	(6)	3
Acquisitions/ disposals	4
Other components of deferred tax expense (income)		(5)
Net deferred asset (liability) at ending of period	$ (113)	$ 4